PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

4. PROPERTY, PLANT AND EQUIPMENT

	December 31,	June 30,	June 30,
	2018	2019	2019
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

At cost:
Buildings	43	43	7
Machinery and equipment	889	891	130
Motor vehicles	279	279	40
Accumulated depreciation, depletion and amortization	(936)	(969)	(141)
	275	244	36